*******PLEASE DISREGARD SUBMISSION 0000935069-05-000895 AS THIS FILING WAS FILED WITH INCORRECT FUND.*******
                 FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND

Dear Shareholder:

      The Flaherty & Crumrine/Claymore Total Return Fund ("FLC") delivered very respectable results during the most recently concluded fiscal quarter. For the three month period ending February 28, 2005, the Fund produced a total return on net asset value ("NAV") of 5.3%(1). All segments of the investment portfolio performed well during the period. The Fund's hedges were a modest drag on investment results, as long-term interest rates declined during the period.

      In recent letters, we have indicated that the Fund is susceptible to the same factors that have forced many other income-oriented funds to reduce their dividend distributions. In April, the Fund's monthly dividend was set at $0.1480 per share, an 8.9% reduction from the prior month.

      As is the case with other leveraged funds, rising short-term interest rates have increased the amount the Fund must pay on its Auction Market Preferred Stock ("AMPS"). Typically, rising short-term interest rates are accompanied by rising long-term rates, which should increase the value of the Fund's hedges. The gains on the hedges can then be invested in additional securities, which in turn increase the Fund's income, and, on balance, help keep the Fund's dividend relatively stable.

                           U.S. TREASURY YIELD CURVES

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Maturity          4/30/04            2/28/05
                  0.25              0.97              2.74
                  0.50              1.14              2.97
                  2.00              2.31              3.58
                  3.00              2.75              3.75
                  5.00              3.61              3.99
                 10.00              4.50              4.36
                 30.00              5.28              4.71

      As the above chart shows, current market conditions are anything but typical--since the Federal Reserve signaled its intent to raise short-term interest rates last April, short-term interest rates have increased by approximately 175 basis points, while long-term interest rates have FALLEN by over 50 basis points! As a result, the Fund's AMPS expense is significantly higher, but the hedges have not enabled us to produce more income. While we do not expect these conditions to persist for long periods, at this time it is necessary to adjust the monthly distribution to a more sustainable amount.

      Over the longer term, a "flatter" yield curve (as measured by the difference in short- and long-term interest rates) is not a bad thing for the Fund. Obviously, the cost of the Fund's leverage will go up, but at

-----------
(1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

the same time, the cost of the Fund's hedging strategy should go down. This effect can be significant since the leverage comprises roughly 35.7% of the Fund's assets, while the ENTIRE portfolio is hedged. The impact of the higher leverage cost occurs almost immediately, while the benefits of lower hedging costs take a bit longer to impact the Fund's income. The mathematics of all this can be a bit daunting, but over the long run, these two effects have tended to offset each other.

      As a rule, we don't comment on the market price of the Fund's common shares; however, recent market activity certainly does warrant some observations. Over the long run, the market price SHOULD track the net asset value. From time to time we expect to see some deviation due to factors or circumstances unique to the Fund. For example, most investors cannot replicate FLC's investment portfolio, hedging strategy, or leverage, and therefore may be willing to pay a premium to the NAV.

      The chart below plots the recent market price and net asset value of FLC. For portions of this period, the market price traded at a premium to the NAV. We attributed this in part to the Fund's strategy plus an attractive dividend rate. During late February of this year, shares were trading around $23 1/2; as of this writing, they are trading around $21 1/2. During the same period, the net asset value declined less than $0.50!

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 Flaherty & Crumrine/Claymore Total Return Fund
                        Market Price vs. Net Asset Value

                   2/6/04              26.16            24.57
                   2/13/04             26.06            24.63
                   2/20/04             25.9             24.44
                   2/27/04             25.86            24.72
                   3/5/04              25.76            24.98
                   3/12/04             26.25            25.03
                   3/19/04             26.3             25.08
                   3/26/04             25.85            24.75
                   4/2/04              26.18            24.56
                   4/9/04              25.4             24.51
                   4/16/04             24.6             24.34
                   4/23/04             24.1             24.06
                   4/30/04             23.24            24.02
                   5/7/04              21.75            23.46
                   5/14/04             22.53            23.3
                   5/21/04             22.58            23.29
                   5/28/04             23.49            23.45
                   6/4/04              23.53            23.45
                   6/11/04             23.25            23.38
                   6/18/04             23.5             23.36
                   6/25/04             22.5             23.22
                   7/2/04              23.34            23.25
                   7/9/04              23.33            23.31
                   7/16/04             23.1             23.55
                   7/23/04             22.67            23.3
                   7/30/04             22.69            23.28
                   8/6/04              23.67            23.49
                   8/13/04             23.4             23.57
                   8/20/04             23.28            23.42
                   8/27/04             23.3             23.5
                   9/3/04              23.74            23.47
                   9/10/04             23.66            23.71
                   9/17/04             24.36            23.91
                   9/24/04             23.65            24.12
                   10/1/04             23.69            23.84
                   10/8/04             23.68            23.96
                   10/15/04            24.05            24.06
                   10/22/04            24.26            23.79
                   10/29/04            24.35            23.85
                   11/5/04             24.33            23.75
                   11/12/04            23.92            23.79
                   11/19/04            24.11            23.76
                   11/26/04            24.3             23.79
                   12/3/04             24.24            23.7
                   12/10/04            24.39            24
                   12/17/04            24.69            24.05
                   12/24/04            24.35            23.88
                   12/31/04            24.8             24.08
                   1/7/05              24.56            23.96
                   1/14/05             24.53            24.18
                   1/21/05             24.33            24.17
                   1/28/05             24.25            24.24
                   2/4/05              24.74            24.61
                   2/11/05             24.46            24.55
                   2/18/05             23.75            24.62
                   2/25/05             23.63            24.31
                   3/4/05              23.66            24.37
                   3/11/05             23.35            24.27
                   3/18/05             22.36            24.07
                   3/25/05             21.42            23.64
                   4/1/05              21.55             23.7

     Unlike open-end mutual funds, investors in closed-end funds should have a longer investment horizon in order to weather swings in the relationship between market price and NAV. In that same vein, investors with a long-term investment horizon should stay focused on the NAV performance and dividend history of the Fund. We plan to stay the course and hopefully will continue to meet and exceed the objectives of the Fund.

     Please take advantage of the Fund's website, www.fcclaymore.com. It contains a wide range of useful and up-to-date information about the Fund. We have also addressed in greater detail many of the topics discussed in this letter.

           Sincerely,


           /S/ DONALD F. CRUMRINE                /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                    Robert M. Ettinger
           Chairman of the Board                 President

April 5, 2005

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OVERVIEW
FEBRUARY 28, 2005 (UNAUDITED)
---------------------------------------------

FUND STATISTICS ON 2/28/05
--------------------------------------------
Net Asset Value                  $   24.31

Market Price                     $   23.55

Discount                             -3.13%

Yield on Market Price                 8.28%

Common Shares
Outstanding                      9,776,333

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Banks                                                                        34%
Utilities                                                                    27%
Insurance                                                                    16%
Financial Services                                                            8%
REITs                                                                         6%
Other                                                                         6%
Oil and Gas                                                                   3%

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
Aaa                                                                        0.5%

Aa                                                                         4.1%

A                                                                         32.6%

Baa                                                                       45.4%

Ba                                                                         7.4%

Not Rated                                                                  4.9%
--------------------------------------------------------------------------------
Below by Investment Grade*                                                 7.2%
*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.



TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Wachovia Corp.                                                        5.2%

J.P. Morgan Chase                                                     5.0%

Lehman Brothers                                                       4.3%

Duke Energy                                                           3.9%

Royal Bank of Scotland                                                3.6%

North Fork Bancorporation                                             3.2%

OneAmerica Financial                                                  2.7%

Zurich RegCaPS                                                        2.6%

Nexen, Inc.                                                           2.6%

FPL Group, Inc.                                                       2.5%

                                                                                          % OF PORTFOLIO**
----------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                              28%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)          21%
----------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES -- 72.5%
              BANKING -- 33.6%
-----------------------------------------------------------------------------------------------------------------
      1,000   ABN AMRO North America, Inc., 6.59% Pfd., 144A**** ............................   $  1,041,680*
$ 4,750,000   Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ............      5,901,471
     38,800   BAC Capital Trust I, 7.00% Pfd. ...............................................      1,027,230
     25,000   BAC Capital Trust III, 7.00% Pfd. .............................................        661,250
     10,900   BAC Capital Trust V, 7.00% Pfd. ...............................................        286,452
     50,900   Bank One Capital Trust VI, 7.20% Pfd. .........................................      1,344,523
$ 1,000,000   BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ...............      1,092,695(1)
$10,000,000   Chase Capital I, 7.67% 12/01/26 Capital Security ..............................     10,859,450
     14,400   Chase Capital XI, 5.875% Pfd. 06/15/33 ........................................        355,248
     40,000   Cobank, ACB, 7.00% Pfd., 144A**** .............................................      2,223,000*
     20,000   Colonial Capital Trust IV, 7.875% Pfd. ........................................        528,600
     11,000   Comerica (Imperial) Capital Trust I, 7.60% Pfd. ...............................        289,850
$ 2,000,000   First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ........      2,189,010
$   400,000   First Empire Capital Trust I, 8.234% 02/01/27 Capital Security ................        440,982
$ 1,900,000   First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ..........      2,109,712(1)
$ 2,000,000   First Midwest Capital Trust I, 6.95% Pfd. 12/01/33, Capital Security ..........      2,220,210
$ 1,500,000   First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B ...      1,531,290
$ 2,000,000   First Union Institutional Capital II, 7.85% 01/01/27 Capital Security .........      2,181,430
$ 1,000,000   Fleet Capital Trust II, 7.92% 12/11/26 Capital Security .......................      1,091,250
     18,000   Fleet Capital Trust VII, 7.20% Pfd. ...........................................        474,570
          2   FT Real Estate Securities Company, 9.50% Pfd., 144A**** .......................      2,884,381
$ 7,100,000   GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ...................      8,025,378
$ 8,000,000   HBOS Capital Funding LP, 6.85% Pfd. ...........................................      8,443,560(1)
$   855,000   HSBC Capital Trust II, 8.38% 05/15/27 Capital Security, 144A**** ..............        951,068(1)
$ 3,000,000   Haven Capital Trust I, 10.46% 02/01/27 Capital Security .......................      3,447,435
      4,200   Household Capital Trust VI, 8.25% Pfd. ........................................        110,040
$ 2,944,000   J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ..................      3,193,430
      3,955   J.P. Morgan Chase & Co., 6.625% Pfd., Series H ................................        203,959*
$ 5,000,000   Keycorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A ...      5,424,775
         10   Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ........................      1,082,455
$ 1,000,000   NB Capital Trust IV, 8.25% Capital Security ...................................      1,112,265
$ 2,500,000   North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ...................      2,781,575
$   810,000   North Fork Capital Trust II, 8.00% 12/15/27 Capital Security ..................        898,505
$ 4,000,000   RBS Capital Trust B, 6.80% Pfd. ...............................................      4,198,060**(1)
      2,100   Regions Financial Trust I, 8.00% Pfd. .........................................         55,073
$ 1,600,000   Republic New York Capital I, 7.75% 11/15/26 Capital Security ..................      1,732,720(1)
$   716,000   Republic New York Capital II, 7.53% 12/04/26 Capital Security .................        773,978(1)
         25   Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** ......................      2,699,688

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                     -----------------------------------------------------------


SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES - (CONTINUED)
              BANKING - (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
              Royal Bank of Scotland Group PLC:
     20,000     6.40% Pfd., Series ..........................................................  $     527,500**(1)
$ 6,820,000     7.648% Pfd. .................................................................      8,506,450**(1)
$ 5,050,000   Union Planters Capital Trust, 8.20% 12/15/26 Capital Security .................      5,547,173
     19,000   USB Capital V, 7.25% Pfd. .....................................................        504,545
$ 5,000,000   Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A**** ...........      5,456,025
$ 1,170,000   Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ..........      1,291,996
    350,000   Wachovia Preferred Funding, 7.25% Pfd., Series A ..............................     10,143,000
$ 4,000,000   Webster Capital Trust I, 9.36% 01/29/2027 Capital Security, 144A**** ..........      4,472,520
      7,900   Wells Fargo Capital Trust IV, 7.00% Pfd. ......................................        204,966
     20,000   Wells Fargo Capital Trust IX, 5.625% Pfd. .....................................        492,800
------------------------------------------------------------------------------------------------------------
                                                                                                 123,015,223
                                                                                               -------------
              FINANCIAL SERVICES -- 6.7%
-----------------------------------------------------------------------------------------------------------------
    141,000   Fannie Mae, Adj. Rate Pfd. ....................................................      7,938,300*
              Lehman Brothers Holdings, Inc.:
     86,500     5.94% Pfd., Series C ........................................................      4,438,315*
    232,100     6.50% Pfd., Series F ........................................................      6,209,836*
      9,700   Merril Lynch Capital Trust III, 7.00% Pfd. ....................................        260,736
    168,650   Merrill Lynch Capital Trust V, 7.28% Pfd. .....................................      4,617,637
     17,200   Morgan Stanley Capital Trust II, 7.25% Pfd. ...................................        449,092
     15,000   Morgan Stanley Capital Trust IV, 6.25% Pfd. ...................................        384,150
      6,000   Morgan Stanley Capital Trust V, 5.75% Pfd. ....................................        147,840
------------------------------------------------------------------------------------------------------------
                                                                                                  24,445,906
                                                                                               -------------
              INSURANCE -- 11.0%
-----------------------------------------------------------------------------------------------------------------
     15,000   AAG Holding Company, Inc., 7.25% Pfd. .........................................        385,875
    177,380   ACE Ltd., 7.80% Pfd., Series C ................................................      4,754,671**(1)
$ 6,420,000   AON Capital Trust A, 8.205% 01/01/27 Capital Security .........................      7,353,404
    189,400   Everest Re Capital Trust II, 6.20% Pfd., Series B .............................      4,649,770(1)
              ING Groep NV:
     36,000     7.05% Pfd. ..................................................................        951,120**(1)
    125,000     7.20% Pfd. ..................................................................      3,326,250**(1)
     30,000   Renaissancere Holdings Ltd., 6.08% Pfd., Series C .............................        731,700**(1)
     40,000   St. Paul Capital Trust I, 7.60% Pfd. ..........................................      1,051,600
$   500,000   Sun Life Canada, 8.526% Pfd., 144A**** ........................................        556,255(1)
$ 4,815,000   USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .....................      5,955,119
     30,000   XL Capital Ltd., 7.625% Pfd., Series B ........................................        807,450**(1)
      9,175   Zurich RegCaPS Funding Trust, 6.58% Pfd., 144A**** ............................      9,692,149*
------------------------------------------------------------------------------------------------------------
                                                                                                  40,215,363
                                                                                               -------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES - (CONTINUED)
              UTILITIES -- 13.4%
-----------------------------------------------------------------------------------------------------------------
    222,700   Alabama Power Company, 5.30% Pfd. .............................................   $  5,689,985*
     45,700   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .....................      4,771,308*
$ 2,750,000   COMED Financing II, 8.50% 01/15/27 Capital Security, Series B .................      3,049,420
$ 2,500,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 Capital Security ...........      2,755,425
              Duke Energy Corporation:
     50,214     7.04% Pfd., Series Y ........................................................      5,182,838*
     22,934     7.85% Pfd., Series S ........................................................      2,377,224*
     20,000   Energy East Capital Trust I, 8.25% Pfd. .......................................        527,900
        758   Entergy Arkansas, Inc., 7.40% Pfd. ............................................         78,866*
     70,000   FPC Capital I, 7.10% Pfd., Series A ...........................................      1,764,000
$ 4,500,000   Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security ....      4,937,423
     30,445   Indianapolis Power & Light Company, 5.65% Pfd. ................................      2,898,821*
              Interstate Power & Light Company:
     90,000     7.10% Pfd., Series C ........................................................      2,447,550*
     38,600     8.375% Pfd., Series B .......................................................      1,303,136*
$ 5,000,000   PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security .................      4,910,650
     16,200   PSEG Funding Trust II, 8.75% Pfd. .............................................        454,248
    120,000   Southern Union Company, 7.55% Pfd. ............................................      3,316,200*
     10,000   Southwest Gas Capital II, 7.70% Pfd. ..........................................        271,250
      5,000   Union Electric Company, $7.64 Pfd. ............................................        521,975*
     82,717   Wisconsin Power & Light Company, 6.50% Pfd. ...................................      2,065,857*
------------------------------------------------------------------------------------------------------------
                                                                                                  49,324,076
                                                                                                ------------
              OIL AND GAS -- 0.8%
-----------------------------------------------------------------------------------------------------------------
      2,750   EOG Resources, Inc., 7.195% Pfd., Series B ....................................      2,934,690*
------------------------------------------------------------------------------------------------------------
                                                                                                   2,934,690
                                                                                                ------------
              REAL ESTATE INVESTMENT TRUST (REIT) -- 6.2%
-----------------------------------------------------------------------------------------------------------------
     16,020   AMB Property Corporation, 6.75% Pfd., REIT, Series M ..........................        408,590
     40,000   BRE Properties, Inc., 6.75% Pfd., REIT, Series C ..............................      1,018,600
     38,750   Carramerica Realty Corporation, 7.50% Pfd., REIT, Series E ....................      1,012,344
              Duke Realty Corporation:
     50,000     6.50% Pfd., REIT, Series K ..................................................      1,252,750
     10,000     6.60% Pfd., REIT, Series L ..................................................        251,800
     19,549     6.625% Pfd., REIT, Series J .................................................        493,124
              Equity Residential Properties:
     18,962     6.48% Pfd., REIT, Series N ..................................................        478,316
     85,000     8.29% Pfd., REIT, Series K ..................................................      5,408,125

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

PREFERRED SECURITIES - (CONTINUED)
              REAL ESTATE INVESTMENT TRUST (REIT) -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
              PS Business Parks, Inc.:
     57,000     6.875% Pfd., REIT, Series I .................................................   $  1,418,445
     16,900     7.00% Pfd., REIT, Series H ..................................................        424,781
     44,500     7.60% Pfd., REIT, Series L ..................................................      1,165,233
     45,000     7.95% Pfd., REIT, Series K ..................................................      1,198,575
              Public Storage, Inc.:
     44,200     7.50% Pfd., REIT, Series V ..................................................      1,177,709
      1,400     7.625% Pfd., REIT, Series T .................................................         36,918
     48,600     8.00% Pfd., REIT, Series R ..................................................      1,294,704
    125,000   Regency Centers Corporation, 7.25% Pfd., REIT .................................      3,254,375
     86,000   Weingarten Realty Investment, 6.95% Pfd., REIT ................................      2,323,720
------------------------------------------------------------------------------------------------------------
                                                                                                  22,618,109
                                                                                                ------------
              MISCELLANEOUS INDUSTRIES -- 0.8%
-----------------------------------------------------------------------------------------------------------------
     34,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****............................      2,859,570*
------------------------------------------------------------------------------------------------------------
                                                                                                   2,859,570
                                                                                                ------------
              TOTAL PREFERRED SECURITIES
                (Cost $254,083,997) .........................................................    265,412,937
                                                                                                ------------

CORPORATE DEBT SECURITIES -- 22.1%
              FINANCIAL SERVICES -- 1.4%
-----------------------------------------------------------------------------------------------------------------
        600   Corp-Backed Trust Certificates, 5.80% Pfd., Series Goldman Sachs ..............         14,967
$ 5,018,000   Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** ...........      5,030,545
------------------------------------------------------------------------------------------------------------
                                                                                                   5,045,512
                                                                                                ------------
              INSURANCE -- 4.8%
-----------------------------------------------------------------------------------------------------------------
     20,000   American Financial Group, Inc., 7.125% 02/03/34, Senior Note ..................        529,400
$ 8,700,000   OneAmerica Financial Partners, 7.00% 10/15/33, 144A**** .......................      9,778,887
$ 7,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .......................      7,114,380
------------------------------------------------------------------------------------------------------------
                                                                                                  17,422,667
                                                                                                ------------
              OIL AND GAS -- 2.6%
-----------------------------------------------------------------------------------------------------------------
    356,200   Nexen, Inc., 7.35% Subordinated Notes .........................................      9,592,466(1)
------------------------------------------------------------------------------------------------------------
                                                                                                   9,592,466
                                                                                                ------------
              UTILITIES -- 11.0%
-----------------------------------------------------------------------------------------------------------------
$ 2,000,000   AEP Texas Central Company, 6.65% 02/15/33, Senior  Notes, Series E.............      2,257,960
$ 6,100,000   Constellation Energy Group, 7.60% Pfd., 04/01/32, Senior Notes ................      7,507,880

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------

CORPORATE DEBT SECURITIES - (CONTINUED)
              UTILITIES -- (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
     27,200   Corp-Backed Trust Certificates, 7.875% 02/15/32, Series Duke Capital ..........   $    730,864
$ 5,000,000   Duke Capital Corporation, 8.00% 10/01/19 Senior Notes .........................      6,160,275
      5,000   Entergy Mississippi, Inc., 7.25% 1st Mortgage .................................        133,300
     66,700   Georgia Power Company, 6.00%, 08/15/44, Senior Notes, FGIC Insured ............      1,772,219
$ 4,000,000   Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** ....      4,481,820
$ 4,000,000   Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes ................      4,426,860
$ 5,670,000   Oncor Electric Delivery Company, 7.25% 01/15/33, Secured ......................      6,889,560
$ 1,200,000   TXU Corporation, 6.55% 11/15/34, 144A**** .....................................      1,227,744
$ 4,000,000   Wisconsin Electric Power Company, 6.875% 12/01/95 .............................      4,745,140
------------------------------------------------------------------------------------------------------------
                                                                                                  40,333,622
                                                                                                ------------
              MISCELLANEOUS -- 2.3%
-----------------------------------------------------------------------------------------------------------------
     19,625   Ford Motor Company, 7.50% 06/10/43, Senior Notes ..............................        496,905
$ 6,265,000   General Motors Corporation, 8.80% 03/01/21 ....................................      6,438,916
     25,300   Maytag Corporation, 7.875% 08/01/31 ...........................................        641,608
$   950,000   Verizon Maryland, 7.15% 05/01/23 ..............................................      1,036,004
------------------------------------------------------------------------------------------------------------
                                                                                                   8,613,433
                                                                                                ------------
              TOTAL CORPORATE DEBT SECURITIES
                (Cost $75,942,231) ..........................................................     81,007,700
                                                                                                ------------
COMMON STOCK AND CONVERTIBLE SECURITIES -- 2.7%
              INSURANCE -- 0.2%
-----------------------------------------------------------------------------------------------------------------
     36,000   XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ........................        878,940(1)
------------------------------------------------------------------------------------------------------------
                                                                                                     878,940
                                                                                                ------------
              UTILITIES -- 2.5%
-----------------------------------------------------------------------------------------------------------------
    114,077   FPL Group, Inc ................................................................      9,066,270*
------------------------------------------------------------------------------------------------------------
                                                                                                   9,066,270
                                                                                                ------------
              TOTAL COMMON STOCK AND CONVERTIBLE SECURITIES
                 (Cost $8,889,977) ..........................................................      9,945,210
                                                                                                ------------
OPTION CONTRACTS -- 1.1%
      2,300   June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 ........      3,935,937+
------------------------------------------------------------------------------------------------------------
              TOTAL OPTION CONTRACTS
                 (Cost $2,773,916) ..........................................................      3,935,937
                                                                                                ------------

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                       VALUE
------------                                                                                     ---------
MONEY MARKET FUND -- 0.0%
     110,327  BlackRock Provident Institutional, TempFund ..................................   $     110,327
------------------------------------------------------------------------------------------------------------
              TOTAL MONEY MARKET FUND
                (Cost $110,327) ............................................................         110,327
                                                                                               -------------

TOTAL INVESTMENTS (Cost $341,800,448***) .......................................     98.4%       360,412,111
OTHER ASSETS AND LIABILITIES (NET) .............................................      1.6%         5,702,707
                                                                                   -------     -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK .................    100.0%++   $ 366,114,818
                                                                                   -------     -------------
AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ....................................     (128,500,000)
                                                                                               -------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ................................................    $ 237,614,818
                                                                                               =============

-------------
   * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
  **  Securities distributing Qualified Dividend Income only.
 ***  Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 (1)  Foreign Issuer
   +  Non-income producing.
  ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

          ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS  AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD  FROM  DECEMBER 1, 2004 THROUGH FEBRUARY 28, 2005 (UNAUDITED)
----------------------------------------------------------------------------

                                                                                            VALUE
                                                                                          ---------
OPERATIONS:
     Net investment income ..........................................................   $   4,980,614
     Net realized loss on investments sold during the period ........................      (1,010,880)
     Change in net unrealized appreciation of investments held during the period ....       8,799,320
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions        (733,100)
                                                                                        -------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS .................................      12,035,954

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders(2) ......      (4,762,983)
                                                                                        -------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ...........................      (4,762,983)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions ........................................         536,884
                                                                                        -------------
         NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS ...............................................         536,884

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                    -------------
         FOR THE PERIOD .............................................................   $   7,809,855
                                                                                        =============

---------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ............................................................   $ 229,804,963
     Net increase during the period .................................................       7,809,855
                                                                                        -------------
     End of period ..................................................................   $ 237,614,818
                                                                                        =============

----------
(1) These tables summarize the three months ended February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
(2)   Includes income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                        FINANCIAL HIGHLIGHTS (1)
      FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH FEBRUARY 28, 2005 (UNAUDITED)
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                           -----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period .............................................   $      23.56
                                                                                          ------------
INVESTMENT OPERATIONS:
     Net investment income ............................................................           0.51
     Net realized and unrealized gain on investments ..................................           0.81

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income .......................................................          (0.08)
     From net realized capital gains ..................................................             --
                                                                                          ------------
     Total from investment operations .................................................           1.24
                                                                                          ------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
     From net investment income .......................................................          (0.49)
     From net realized capital gains ..................................................             --
                                                                                          ------------
     Total distributions to Common Shareholders .......................................          (0.49)
                                                                                          ------------
     Net asset value, end of period ...................................................   $      24.31
                                                                                          ============
     Market value, end of period ......................................................   $      23.55
                                                                                          ============
     Common shares outstanding, end of period .........................................      9,776,333
                                                                                          ============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + ..........................................................           7.20%**
     Operating expenses ...............................................................           1.48%**

----------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ..........................................................              5%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's)   $    366,115
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock ...................................................           0.96%**

(1) These tables summarize the three months ended February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
  *   Auction Market Preferred Stock.
 **   Annualized.
***   Not annualized.
  + The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
 ++   Information presented under heading Supplemental Data includes AMPS*.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
-------------------------------------

                               TOTAL                                       DIVIDEND
                             DIVIDENDS       NET ASSET       NYSE        REINVESTMENT
                               PAID            VALUE     CLOSING PRICE     PRICE(1)
                            ------------   ------------  -------------   ------------
December 31, 2004 ........    $0.1625         $24.08         $24.80         $24.08
January 31, 2005 .........     0.1625          24.33          24.28          24.50
February 28, 2005 ........     0.1625          24.31          23.55          23.87

----------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

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                               [GRAPHIC OMITTED]

                               LIGHTHOUSE GRAPHIC

                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                               TOTAL RETURN FUND

                                    QUARTERLY
                                     REPORT

                                FEBRUARY 28, 2005

                          web site: www.fcclaymore.com

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Nicholas Dalmaso
     Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
CRUMRINE/CLAYMORE TOTAL RETURN FUND?
   o If your shares are held in a Brokerage Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.